UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 112.8%
DIVERSIFIED 10.1%
Cousins Properties	262,382	$2,172,523
Dexus Property Group (Australia)	3,061,500	2,282,223
Lexington Realty Trust(a)	385,200	1,964,520
Vornado Realty Trust(a)	304,913	19,639,446
		26,058,712
HEALTH CARE 14.8%
Brookdale Senior Living(a)	240,728	4,364,398
Chartwell Seniors Housing (Canada)	210,790	1,309,255
Cogdell Spencer(a),(b)	385,230	1,849,104
HCP(a)	501,901	14,424,635
Health Care REIT(a)	73,587	3,062,691
LTC Properties(a)	6,601	158,688
Nationwide Health Properties(a)	110,524	3,425,139
Senior Housing Properties Trust	204,569	3,909,313
Ventas(a)	151,194	5,820,969
		38,324,192
HOTEL 7.2%
Hospitality Properties Trust	257,612	5,247,557
Host Hotels & Resorts(a)	1,125,855	13,251,313
		18,498,870
INDUSTRIAL 7.2%
AMB Property Corp.(a)	175,211	4,021,092
ProLogis(a)	1,225,200	14,604,384
		18,625,476
MORTGAGE 0.9%
MFA Financial(a)	303,297	2,414,244

OFFICE 21.7%
BioMed Realty Trust	288,251	3,977,864
Boston Properties(a)	230,219	15,090,856

	Number of Shares	Value
Brandywine Realty Trust(a)	358,881	$3,962,046
Brookfield Properties Corp.	350,804	3,950,053
Douglas Emmett(a)	163,700	2,010,236
ING Office Fund (Australia)	4,475,800	2,211,188
Kilroy Realty Corp.(a)	175,387	4,865,235
Liberty Property Trust(a)	238,165	7,747,508
Mack-Cali Realty Corp.(a)	233,995	7,565,058
SL Green Realty Corp.(a)	106,312	4,661,781
		56,041,825
OFFICE/INDUSTRIAL 1.3%
PS Business Parks(a)	64,478	3,309,011

RESIDENTIAL 18.1%
APARTMENT 17.2%
American Campus Communities(a)	96,161	2,581,923
Apartment Investment & Management Co.(a)	322,140	4,751,565
AvalonBay Communities(a)	117,873	8,572,903
Colonial Properties Trust	62,602	609,117
Education Realty Trust(b)	270,521	1,604,190
Equity Residential(a)	504,748	15,495,764
Home Properties(a)	51,924	2,237,405
Post Properties	143,726	2,587,068
UDR(a)	383,798	6,040,980
		44,480,915
MANUFACTURED HOME 0.9%
Equity Lifestyle Properties(a)	51,947	2,222,812
TOTAL RESIDENTIAL		46,703,727

SELF STORAGE 7.6%
Public Storage(a)	158,973	11,961,129
Sovran Self Storage(a)	132,645	4,036,387
U-Store-It Trust(a),(b)	566,200	3,538,750
		19,536,266

	Number of Shares	Value
SHOPPING CENTER 23.9%
COMMUNITY CENTER 8.6%
Developers Diversified Realty Corp.(a)	474,300	$4,382,532
Federal Realty Investment Trust(a)	47,483	2,914,032
Inland Real Estate Corp.(a)	171,120	1,499,011
Kimco Realty Corp.(a)	470,374	6,133,677
Regency Centers Corp.(a)	77,905	2,886,380
Weingarten Realty Investors(a)	219,560	4,373,635
		22,189,267
FREE STANDING 0.8%
National Retail Properties(a)	90,903	1,951,688

REGIONAL MALL 14.5%
Glimcher Realty Trust	267,800	982,826
Macerich Co.(a)	250,437	7,595,754
Simon Property Group(a)	415,234	28,829,697
		37,408,277
TOTAL SHOPPING CENTER		61,549,232
TOTAL COMMON STOCK (Identified cost—$263,163,114)		291,061,555

PREFERRED SECURITIES—$25 PAR VALUE 38.5%
FINANCE—MORTGAGE LOAN/BROKER 0.4%
Countrywide Capital IV, 6.75%, due 4/1/33	45,000	907,650

REAL ESTATE 38.1%
DIVERSIFIED 5.7%
Duke Realty Corp., 6.95%, Series M(a)	100,000	1,981,000
Duke Realty Corp., 7.25%, Series N(a)	91,000	1,911,910
Duke Realty Corp., 8.375%, Series O(a)	58,300	1,414,941
Entertainment Properties Trust, 7.75%, Series B(a)	70,000	1,354,500
Lexington Realty Trust, 6.50%, Series C ($50 par value)	25,000	745,750
Lexington Realty Trust, 7.55%, Series D(a)	207,500	3,527,500
Vornado Realty Trust, 6.625%, Series G(a)	110,000	2,319,900
Vornado Realty Trust, 6.625%, Series I(a)	65,000	1,381,250
		14,636,751

	Number of Shares	Value
HEALTH CARE 2.7%
HCP, 7.10%, Series F(a)	67,700	$1,489,400
Health Care REIT, 7.625%, Series F(a)	193,039	4,573,094
Omega Healthcare Investors, 8.375%, Series D(a)	40,000	983,000
		7,045,494
HOTEL 3.5%
Hospitality Properties Trust, 7.00%, Series C(a)	230,000	4,473,500
LaSalle Hotel Properties, 7.25%, Series G(a)	170,000	3,400,000
Sunstone Hotel Investors, 8.00%, Series A(a)	56,150	1,050,005
		8,923,505
INDUSTRIAL 0.6%
ProLogis Trust, 6.75%, Series F	79,850	1,573,045

OFFICE 6.8%
Alexandria Real Estate, 7.00%, Series D	130,000	2,535,000
BioMed Realty Trust, 7.375%, Series A(a)	266,500	5,929,625
Brandywine Realty Trust, 7.375%, Series D(a)	30,000	639,000
Corporate Office Properties Trust, 7.625%, Series J(a)	182,600	4,199,800
Cousins Properties, 7.50%, Series B(a)	98,500	1,923,705
HRPT Properties Trust, 8.75%, Series B(a)	49,991	1,179,788
Kilroy Realty Corp., 7.50%, Series F(a)	55,500	1,211,010
		17,617,928
OFFICE/INDUSTRIAL 0.8%
PS Business Parks, 6.70%, Series P(a)	100,401	2,123,481

RESIDENTIAL- APARTMENT 4.8%
Apartment Investment & Management Co., 7.75%, Series U(a)	299,750	6,204,825
Apartment Investment & Management Co., 8.00%, Series V(a)	50,000	1,059,000
Mid-America Apartment Communities, 8.30%, Series H(a)	135,275	3,331,823
UDR, 6.75%, Series G(a)	84,600	1,768,140
		12,363,788
SELF STORAGE 4.8%
Public Storage, 6.95%, Series H(a)	199,100	4,577,309
Public Storage, 6.75%, Series L(a)	140,000	3,169,600
Public Storage, 6.625%, Series M(a)	200,000	4,554,000
		12,300,909

	Number of Shares	Value
SHOPPING CENTER 6.8%
COMMUNITY CENTER 4.6%
Developers Diversified Realty Corp., 8.00%, Series G	75,000	$1,425,000
Developers Diversified Realty Corp., 7.375%, Series H	104,498	1,833,940
Kimco Realty Corp., 7.75%, Series G(a)	124,200	3,024,270
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(a),(c)	24,000	2,364,000
Weingarten Realty Investors, 6.50%, Series F(a)	160,049	3,200,980
		11,848,190
FREE STANDING 0.6%
National Retail Properties, 7.375%, Series C(a)	65,600	1,501,584

REGIONAL MALL 1.6%
CBL & Associates Properties, 7.375%, Series D(a)	190,000	3,503,600
Simon Property Group, 8.375%, Series J ($50 par value)(a),(c)	14,000	819,000
		4,322,600
TOTAL SHOPPING CENTER		17,672,374

SPECIALTY 1.6%
Digital Realty Trust, 8.50%, Series A(a)	122,000	2,976,800
Entertainment Properties Trust, 9.00%, Series E	51,000	1,100,070
		4,076,870
TOTAL REAL ESTATE		98,334,145
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$110,609,202)		99,241,795

PREFERRED SECURITIES—CAPITAL SECURITIES 2.8%
BANK 0.5%
PNC Preferred Funding Trust I, 8.70%, due 12/31/49, 144A(a),(d)	1,400,000	1,324,110

FINANCE—CREDIT CARD 0.3%
Capital One Capital V, 10.25%, due 8/15/39	750,000	830,840

		Number of Shares	Value
INSURANCE 2.0%
MULTI-LINE 0.6%
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(d)		1,500,000	$1,564,017

PROPERTY CASUALTY 1.4%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(d)		2,000,000	1,550,000
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(a),(d)		2,000,000	1,930,000
			3,480,000
TOTAL INSURANCE			5,044,017
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$7,582,236)			7,198,967

		Principal Amount
CORPORATE BONDS 3.2%
REAL ESTATE
DIVERSIFIED 1.3%
Dexus Property Group, 7.125%, due 10/15/14, 144A(d)		$1,500,000	1,500,765
Duke Realty LP, 8.25%, due 8/15/19		1,750,000	1,830,292
			3,331,057
INDUSTRIAL 0.6%
ProLogis International Funding, 5.875%, due 10/23/14(b)	EUR	1,200,000	1,510,176

OFFICE 0.4%
Brandywine Operating Partnership LP, 7.50%, due 5/15/15		$1,000,000	1,001,589
SHOPPING CENTER—COMMUNITY CENTER 0.9%
Developers Diversified Realty Corp., 9.625%, due 3/15/16		2,250,000	2,259,736
TOTAL CORPORATE BONDS (Identified cost—$7,522,212)			8,102,558

		Number of Shares	Value
SHORT-TERM INVESTMENTS 1.0%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.00%(e)		2,455,050	$2,455,050
Fidelity Institutional Money Market Treasury Only Fund, 0.08%(e)		250,000	250,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,705,050)			2,705,050

TOTAL INVESTMENTS (Identified cost—$391,581,814)	158.3%		408,309,925

LIABILITIES IN EXCESS OF OTHER ASSETS	(58.3)%		(150,422,219)

NET ASSETS (Equivalent to $6.57 per share based on 39,237,634 shares of common stock outstanding)	100.0%		$257,887,706

Glossary of Portfolio Abbreviations

EUR	Euro
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) A portion or all of the security is pledged in connection with the revolving credit agreement: $317,505,125 has been pledged as collateral.

(b) A portion of the security is segregated as collateral for interest rate swap transactions: $5,112,109 has been segregated as collateral.

(c) Illiquid security.  Aggregate holdings equal 1.2% of net assets of the Fund.

(d) Resale is restricted to qualified institutional investors.  Aggregate holdings equal 3.1% of net assets of the Fund.

(e) Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at September 30, 2009 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products AG	$35,000,000	3.430%	0.246%	November 22, 2012	$(1,748,231)
UBS AG	$13,000,000	3.639%	0.243%	April 17, 2013	(743,052)
UBS AG	$30,000,000	3.615%	0.246%	February 28, 2014	(1,621,799)
					$(4,113,082)

(a)   Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

NOTES TO FINANCIAL STATEMENTS (continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$291,061,555	$291,061,555	$	$—
Preferred Securities - $25 Par Value — Shopping Center — Community Center	11,848,190	9,484,190	2,364,000	—
Preferred Securities - $25 Par Value — Other Industries	87,393,605	87,393,605	—	—
Preferred Securities - Capital Securities	7,198,967	—	7,198,967	—
Corporate Bonds — Real Estate — Diversified	3,331,057	—	1,830,292	1,500,765
Corporate Bonds — Other Industries	4,771,501	—	4,771,501	—
Money Market Funds	2,705,050	—	2,705,050	—
Total Investments	$408,309,925	$387,939,350	$18,869,810	$1,500,765
Other Financial Instruments*	$(4,113,082)	$—	$(4,113,082)	$—

NOTES TO FINANCIAL STATEMENTS (continued)

* Other financial instruments are interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2008	$—
Change in unrealized appreciation	7,035
Net purchases	1,493,730
Balance as of September 30, 2009	$1,500,765

Note 2. Derivative Instruments

The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2009:

Interest Rate Swaps	$(4,113,082)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with the sale of preferred shares and borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the preferred shares and the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the preferred shares and the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to

NOTES TO FINANCIAL STATEMENTS (continued)

varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Options:  The Fund may write covered call options on an index or a security with the intention of earning option premiums. Option premiums generate current income and may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of September 30, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$51,286,132
Gross unrealized depreciation	(34,558,021)
Net unrealized appreciation	$16,728,111

Cost for federal income tax purposes	$391,581,814

Note 4. Merger

On June 10, 2009, the Boards of Directors of the Fund and each of Cohen & Steers Premium Income Realty Fund, Inc. (“RPF”), Cohen & Steers Advantage Income Realty Fund, Inc. (“RLF”) and Cohen & Steers Worldwide Realty Income Fund, Inc. (“RWF” and collectively with RLF and RPF, the “Acquired Funds”) approved a merger, subject to approval by the Fund’s shareholders, in which RPF, RLF and RWF would merge with and into the Fund in accordance with Maryland General Corporation Law. If each fund’s shareholders approve the mergers, shareholders of RPF, RLF and RWF would become shareholders of the Fund. In connection with the mergers, all of RPF’s, RLF’s and RWF’s assets and liabilities will be combined with the Fund, and each shareholder of RPF, RLF and RWF will receive a number of shares of the Fund in exchange for their shares of RPF, RLF and RWF having an aggregate net asset value equal to the aggregate net asset value of RPF’s, RLF’s and RWF’s shares held as of the close of business of the New York Stock Exchange on the closing date of the mergers. Each merger is subject to approval of the shareholders of each of RPF, RLF, RWF and the Fund and shareholders of RPF, RLF and RWF will

NOTES TO FINANCIAL STATEMENTS (continued)

vote separately on the merger involving their respective fund. Shareholders of the Fund must also approve an amendment to the Fund’s charter to increase the number of authorized common shares. Additionally, the merger of RWF with and into the Fund is conditioned on the approval of the merger of RPF with and into the Fund or on the approval of the merger of RLF with and into the Fund. If shareholders approve the mergers and if the shareholders of the Fund approve an increase in the number of authorized common shares, the closing date of the mergers is expected to be on or about December 18, 2009.

If the Fund’s shareholders do not approve the amendment to the Fund’s charter to increase the number of authorized shares, but the proposals approving the mergers are approved, the Fund will not have sufficient authorized but unissued common shares to issue to all of RPF’s, RLF’s and RWF’s shareholders, and will not be able to consummate all of the mergers. Should this occur, the Funds’ Boards of Directors reserve the right to consummate the mergers of only one or two of the Acquired Funds with and into the Fund and will publicly announce prior to the closing date which mergers will be consummated.

Merger related expenses, which will be borne by the Fund, are estimated to be approximately $331,000.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 23, 2009